THE TRAVELERS INSURANCE COMPANY

                     TRAVELERS FUND U FOR VARIABLE ANNUITIES
        TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
              TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
              TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

                                UNIVERSAL ANNUITY
                            UNIVERSAL SELECT ANNUITY

                         THE TRAVELERS INSURANCE COMPANY

                     TRAVELERS FUND U FOR VARIABLE ANNUITIES
        TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
              TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
              TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

                           UNIVERSAL ANNUITY ADVANTAGE

                        Supplement dated January 3, 2006

             To the Prospectuses dated May 2, 2005 (as supplemented)

The Travelers Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable Subaccounts ("Existing Funds") and substitute new Subaccounts ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as a Subaccount under your contract, such Replacement Fund will be added as a Subaccount on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)
------------------------------------------------------------          -----------------------------------------------

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO                 ->       T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
--------------------------------------------                          ----------------------------------------
(Class B)                                                             (Class B)

Alliance Capital Management, L.P.                                     T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------

DELAWARE VIP REIT SERIES                                     ->       NEUBERGER BERMAN REAL ESTATE PORTFOLIO
------------------------                                              --------------------------------------
(Standard Class)                                                      (Class A)

Delaware Management Company                                           Neuberger Berman Management, Inc.
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------


TEMPLETON GROWTH SECURITIES FUND                             ->       OPPENHEIMER GLOBAL EQUITY PORTFOLIO
--------------------------------                                      -----------------------------------
(Class 1)                                                             (Class A)

Templeton Global Advisors Limited                                     OppenheimerFunds, Inc.

(Templeton Asset Management Limited)
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------

MUTUAL SHARES SECURITIES FUND                                ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
-----------------------------                                         ---------------------------------------
(Class 2)                                                             (Class B)

Franklin Mutual Advisers, LLC                                         Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------

LAZARD RETIREMENT SMALL CAP PORTFOLIO                        ->       THIRD AVENUE SMALL CAP VALUE PORTFOLIO
-------------------------------------                                 --------------------------------------
(Class B)                                                             (Class B)

Lazard Asset Management LLC                                           Third Avenue Management LLC
------------------------------------------------------------          -----------------------------------------------



Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     o The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

     o You may transfer amounts in your Contract among the variable Subaccounts and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your Contract Value in the Subaccount will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.


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